Reconciliations of Liabilities Arising from Financing Activities	12 Months Ended
Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Reconciliations of Liabilities Arising from Financing Activities
3 2	RECONCILIATIONS OF LIABILITIES ARISING FROM FINANCING ACTIVITIES

	At beginning of year	Subsidiary acquired	Proceeds from borrowings	Principal	Interest charges	Interest paid	At end of year
	RM	RM	RM	RM	RM	RM	RM

2022
Bank borrowings	542,384	-	-	(99,210)	25,560	(25,560)	443,174
Lease liabilities	-	-	952,191	(207,232)	24,768	(24,768)	744,959
Other borrowings	668,608	-	-	(18,909)	-	-	649,699
	1,210,992	-	952,191	(325,351)	50,328	(50,328)	1,837,832

Repayment	Within one year	2023	2024	2025	2026	Total
	RM	RM	RM	RM	RM	RM

2022
Bank borrowings	133,843	117,300	117,300	74,731	-	443,174
Lease liabilities	322,208	336,372	86,379	-	-	744,959
Other borrowings	649,699	-	-	-	-	649,699
	1,105,750	453,672	203,679	74,731	-	1,837,832

	At beginning of year	Subsidiary acquired	Proceeds from borrowings	Principal payments	Interest charges	Interest paid	At end of year
	RM	RM	RM	RM	RM	RM	RM

2021
Bank borrowings	-	260,745	300,000	(18,361)	16,103	(16,103)	542,384
Other borrowings	-	-	1,200,000	(600,000)	90,370	(21,762)	668,608
	-	260,745	1,500,000	(618,361)	106,473	(37,865)	1,210,992

Repayment	Within one year	2023	2024	2025	2026	Total
	RM	RM	RM	RM	RM	RM

2021
Bank borrowings	120,300	127,658	117,300	117,300	59,826	542,384
Other borrowings	668,608	-	-	-	-	668,608
	788,908	127,658	117,300	117,300	59,826	1,210,992